Income tax - Deferred tax liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	$ 938	$ 991
Amounts recognised directly in OCI	216	558
Gross deferred tax liabilities	1,154	1,549
Set-off of deferred tax assets and deferred tax liabilities	(1,154)	(1,549)
Net deferred tax liabilities	0	0	$ 90
Finance lease transactions
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	194	273
Property and equipment
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	497	506
All other assets
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	247	212
Investment securities
Deferred tax liabilities
Amounts recognised directly in OCI	34	136
Cash-flow hedges
Deferred tax liabilities
Amounts recognised directly in OCI	138	334
Defined benefit
Deferred tax liabilities
Amounts recognised directly in OCI	44	88
Parent Entity
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	876	918
Amounts recognised directly in OCI	76	413
Gross deferred tax liabilities	952	1,331
Set-off of deferred tax assets and deferred tax liabilities	(952)	(1,331)
Net deferred tax liabilities	0	0	$ 0
Parent Entity | Finance lease transactions
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	190	271
Parent Entity | Property and equipment
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	446	445
Parent Entity | All other assets
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	240	202
Parent Entity | Investment securities
Deferred tax liabilities
Amounts recognised directly in OCI	34	136
Parent Entity | Cash-flow hedges
Deferred tax liabilities
Amounts recognised directly in OCI		189
Parent Entity | Defined benefit
Deferred tax liabilities
Amounts recognised directly in OCI	$ 42	$ 88